Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid In Capital [Member]	Non Controlling Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Sep. 30, 2017	$ 3,960	$ 23,000	$ 9,467,573	$ (74,541)	$ (13,245,316)		$ (3,825,324)
Balance, shares at Sep. 30, 2017	3,959,541	23,000,000
Common stock issued for repayment of convertible note	$ 439,395		(120,056)				319,339
Common stock issued for repayment of convertible note, shares	439,395,000
Class B Preferred stock issued for repayment of back salary (29.11.16) adjustment			145,000				145,000
Exchange rate variation
Write back Accruals			350,000				350,000
Net loss				(31,388)	45,589		14,201
Balance at Sep. 30, 2018	$ 443,355	$ 23,000	9,842,517	(105,929)	(13,199,727)		(2,996,784)
Balance, shares at Sep. 30, 2018	443,354,541	23,000,000
Exchange rate variation					1		1
Net loss				(17,067)	(528,643)		(545,710)
Balance at Sep. 30, 2019	$ 443,355	$ 23,000	9,842,517	(122,996)	(13,728,369)		(3,542,493)
Balance, shares at Sep. 30, 2019	443,354,541	23,000,000
Exchange rate variation				(1)			(1)
101 Series C Preferred Shares issued for repayment of back salary at $0.001 per share		101	1				1
Net loss				(8,671)	(230,162)		(238,833)
Balance at Dec. 31, 2019	$ 443,355	$ 23,000	9,842,518	(131,668)	(13,958,531)		(3,781,326)
Balance, shares at Dec. 31, 2019	443,354,541	23,000,101
Balance at Sep. 30, 2019	$ 443,355	$ 23,000	9,842,517	(122,996)	(13,728,369)		(3,542,493)
Balance, shares at Sep. 30, 2019	443,354,541	23,000,000
Net loss							466,605
Balance at Mar. 31, 2020	$ 443,355	$ 24,500	10,092,518	(134,062)	(13,250,623)		(2,824,312)
Balance, shares at Mar. 31, 2020	443,354,541	38,000,000
Balance at Dec. 31, 2019	$ 443,355	$ 23,000	9,842,518	(131,668)	(13,958,531)		(3,781,326)
Balance, shares at Dec. 31, 2019	443,354,541	23,000,101
Exchange rate variation
Preference Share B Issued for Consideration at $0.0001 per share		$ 1,500					1,500
Preference Share B Issued for Consideration at $0.0001 per share, shares		14,999,899
Write back Accruals			250,000				250,000
Net loss				(2,394)	707,908		705,514
Balance at Mar. 31, 2020	$ 443,355	$ 24,500	$ 10,092,518	$ (134,062)	$ (13,250,623)		$ (2,824,312)
Balance, shares at Mar. 31, 2020	443,354,541	38,000,000